As filed with the U.S. Securities and Exchange Commission on May 20, 2026
Securities Act File
No. 333-295221

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

Apollo Debt Solutions BDC
(Exact name of registrant as specified in charter)

9 West 57th Street
New York,
NY
10019
(212)
515-3200
(Address and telephone number, including area code, of principal executive offices)

Kristin Hester
Apollo Debt Solutions BDC
9 West 57th Street
New York,
NY
10019
(Name and address of agent for service)

COPIES TO:
Steven Grigoriou, Esq.
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, DC 20001

Approximate Date of Commencement of Proposed Public Offering
: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
☐	immediately upon filing pursuant to paragraph (b) of Rule 486.
☒	on June 19, 2026 pursuant to paragraph (b) of Rule 486.
☐	60 days after filing pursuant to paragraph (a) of Rule 486.
☐	on (date) pursuant to paragraph (a) of Rule 486.
If appropriate, check the following box:

☒	This pre-effective amendment designates a new effective date for a previously filed registration statement.
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).
☐	Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

The sole purpose of this filing is to delay the effectiveness of the registration statement on Form
N-2
(SEC File
No. 333-295221),
filed on April 21, 2026 (the “Registration Statement”), until June 19, 2026. The Registration Statement under the Securities Act of 1933, as amended, is incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this
Pre-Effective
Amendment No.

1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 20th day of May, 2026.

APOLLO DEBT SOLUTIONS BDC

By:	/s/ Earl Hunt
Name:	Earl Hunt
Title:	Chairperson, Chief Executive Officer and Trustee
Pursuant to the requirements of the Securities Act, this
Pre-Effective
Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Earl Hunt	Chairperson, Chief Executive Officer and Trustee	May 20, 2026
Earl Hunt

/s/ Eric Rosenberg	Chief Financial Officer	May 20, 2026
Eric Rosenberg

/s/ Bryan Johnston	Chief Accounting Officer	May 20, 2026
Bryan Johnston

/s/ Meredith Coffey*	Trustee	May 20, 2026
Meredith Coffey

/s/ Christine Gallagher*	Trustee	May 20, 2026
Christine Gallagher

/s/ Michael Porter*	Trustee	May 20, 2026
Michael Porter

/s/ Carl J. Rickertsen*	Trustee	May 20, 2026
Carl J. Rickertsen

/s/ Sheryl Schwartz*	Trustee	May 20, 2026
Sheryl Schwartz

*By:	/s/ Kristin Hester
Kristin Hester
As Agent or Attorney-in-Fact
May 20, 2026
The original powers of attorney authorizing Earl Hunt, Eric Rosenberg, Kristin Hester, Ryan Del Giudice and Adam Eling to execute this
Pre-Effective
Amendment No. 1 to the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this
Pre-Effective
Amendment No. 1 to the Registration Statement is filed have been executed and filed as an Exhibit to the Registration Statement on Form
N-2
(File
No. 333-295221),
filed on April 21, 2026.